CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 2,417	$ 3,003	$ 435
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,558	902	2,830
Employee stock ownership plan expense	467	202	155
Equity incentive plan expense	100	257	742
Excess tax (benefit) from share-based compensation	(3)	0	43
Amortization (accretion) of investment premiums and discounts, net	650	394	(101)
Amortization of loan premiums and discounts, net	1,458	674	282
Depreciation and amortization of premises and equipment	1,947	1,971	1,926
Amortization of core deposit intangible	21	32	42
Net gain on sale of securities	(486)	(878)	(285)
Net (gain) loss on trading securities and derivatives	(195)	429	0
Deferred income tax provision (benefit)	891	(355)	275
Loans originated for sale	(47,134)	(55,634)	(56,732)
Proceeds from sale of loans held for sale	49,098	49,107	56,913
Net gain on sale of loans held for sale	(611)	(887)	(577)
Net gain on sale of loans held for investment	(275)	0	0
Net loss (gain) on disposal of equipment	41	5	(99)
Net loss (gain) on sales or write-downs of other real estate owned	236	534	(16)
Increase in cash surrender value of bank-owned life insurance	(289)	(290)	(294)
Gain on bank-owned life insurance	(122)	0	(291)
Other-than-temporary impairment losses on securities	148	492	228
Change in operating assets and liabilities:
Accrued interest receivable	(443)	228	380
Other assets	1,783	292	(4,480)
Accrued expenses and other liabilities	62	2,129	52
Net cash provided by operating activities	11,319	2,607	1,428
Cash flows from investing activities:
Purchases of available for sale securities	(139,919)	(91,716)	(95,071)
Proceeds from sales of available for sale securities	36,883	40,144	24,483
Proceeds from maturities of and principal repayments on available for sale securities	53,366	55,515	54,782
Net decrease in loans	23,016	52,031	41,803
Purchases of loans	(46,999)	(53,953)	(40,876)
Proceeds from sale of loans held for investment	7,966	0	0
Proceeds from sale of other real estate owned	954	3,685	1,865
Purchases of premises and equipment	(2,516)	(1,133)	(3,518)
Proceeds from bank-owned life insurance	603	0	565
Net cash paid for branch sale	0	0	(619)
Net cash (used in) provided by investing activities	(66,646)	4,573	(16,586)
Cash flows from financing activities:
Net increase in deposits	41,212	1,927	39,804
Net decrease in mortgagors' and investors' escrow accounts	(134)	(166)	(34)
Proceeds from Federal Home Loan Bank advances	23,000	23,355	37,300
Repayments of Federal Home Loan Bank advances	(37,100)	(25,286)	(60,800)
Stock offering escrow, net of expenses	2,774	47,556	0
Excess tax benefit (expense) from share-based compensation	3	0	(43)
Purchase of shares by ESOP pursuant to reorganization	(3,141)	0	0
Cash dividends on common stock	(1,191)	(375)	0
Treasury stock purchased	(5)	(74)	(68)
Net cash provided by financing activities	25,418	46,937	16,159
Net change in cash and cash equivalents	(29,909)	54,117	1,001
Cash and cash equivalents at beginning of year	78,321	24,204	23,203
Cash and cash equivalents at end of year	48,412	78,321	24,204
Supplemental cash flow information:
Interest paid	11,440	13,857	19,050
Income taxes paid, net	790	714	731
Transfer of stock offering escrow for issuance of common shares	47,556	0	0
Transfer of loans to other real estate owned	$ 881	$ 1,824	$ 5,529